ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
Schedule of accounts payable and accrued liabilities

	September 30, 2024	December 31, 2023
Trade payables	$59,101	$61,362
Accrued liabilities	15,172	15,184
	$74,273	$76,546